SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE Q — SUBSEQUENT EVENTS

We evaluated events subsequent to the balance sheet date through the date that the financial statements were issued.

Subsequent events may provide additional evidence about conditions that existed at the balance sheet date, including estimates inherent in the process of preparing financial statements (recognized subsequent events), or may provide evidence about conditions that did not exist at the balance sheet date but arose after the balance sheet date but before the financial statements were issued (nonrecognized subsequent events).  The effects of recognized subsequent events, if any, have been included in the financial statements.  If the effects of nonrecognized subsequent events, if any, were of a nature that they must be disclosed to keep the financial statements from being misleading, we would disclose both the nature of the event and an estimate of its financial effect or would state that an estimate of the financial effect cannot be made.  As of December 31, 2011, other than the IRS’ proposed federal income tax adjustments to the Company’s 2009 and 2010 income tax returns discussed in Note L — Income Taxes to the consolidated financial statements, there were no nonrecognized subsequent events that required disclosure.